                              FORWARD FUNDS, INC.

                 Forward Hansberger International Growth Fund
                     Forward Hoover Small Cap Equity Fund
                         Forward Hoover Mini-Cap Fund
                  Forward Uniplan Real Estate Investment Fund

                       Supplement dated January 29, 2004

                     (to the Prospectus dated May 1, 2003)

   Effective January 26, 2004, the following information replaces the information found under the heading "Annual Fund Operating Expenses" on page 6 of the Prospectus for the Forward Hansberger International Growth Fund:

   Annual fund operating expenses are paid directly out of the Fund's average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

                    Annual Fund Operating Expenses
           (expenses that are deducted from the Fund assets)
           -------------------------------------------------
                 Management Fee.............................  0.85%
                 Distribution (12b-1) Fees/1/...............  0.23%
                 Other Expenses/2/..........................  1.36%
                 Total Annual Fund Operating Expenses.......  2.44%
                 Fee Waiver/3/.............................. (0.75)%
                 Net Expenses...............................  1.69%

--------
1 The Fund's shareholders have adopted a Distribution Plan of which up to 0.25% of the Fund's average daily net assets may be used to pay distribution fees.

2 The Fund has adopted a Shareholder Servicing Plan of which up to 0.10% of the Fund's daily net assets could be used to pay shareholder servicing fees.

3 The Fund's Investment Advisor has contractually agreed to waive a portion of its fees until January 1, 2005 in amounts necessary to limit the Fund's operating expenses to 1.69% of average daily net assets. For the three years following the date on which the expense was incurred the Investment Advisor is entitled to a reimbursement from the Fund of any fees waived under this arrangement if such reimbursement does not cause the Fund to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.


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

Example

   This example is intended to help you compare the costs of investing in the Forward Hansberger International Growth Fund with the costs of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Forward Hansberger International Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Forward Hansberger International Growth Fund's total annual operating expenses remain the same and the contractual fee waiver is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year.. $  172
                                3 Years. $  689
                                5 Years. $1,233
                                10 Years $2,719


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

                              FORWARD FUNDS, INC.

                 Forward Hansberger International Growth Fund
                     Forward Hoover Small Cap Equity Fund
                         Forward Hoover Mini-Cap Fund
                  Forward International Small Companies Fund
                  Forward Uniplan Real Estate Investment Fund

                       Supplement dated January 29, 2004

      (to the Statement of Additional Information dated August 11, 2003, as amended December 23, 2003)

   Effective January 26, 2004 the following information replaces the corresponding paragraph found on pages 12 and 13 of the Statement of Additional
Information:

   As described in the Prospectus, the Investment Advisor has agreed to limit the total expenses of the Forward Hansberger International Growth Fund (exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses) to an annual rate of 1.69%, to limit the Forward Hoover Mini-Cap Fund to an annual rate of 1.99%, to limit the total expenses of the Forward Hoover Small Cap Equity Fund Investor Class Shares to an annual rate of 1.78%, to limit the total expenses of the Forward Uniplan Real Estate Investment Fund to an annual rate of 1.89%, to limit the total expenses of the Forward Hoover Small Cap Equity Fund Institutional Class Shares to an annual rate of 1.34%, to limit the total expenses of the Forward Hoover Mini-Cap Fund Institutional Class Shares to an annual rate of 1.43% and to limit the total expenses of the Forward International Small Companies Fund Investor Class Shares and Institutional Class Shares to an annual rate of 1.45% and 1.20%. Pursuant to these agreements, each Fund will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Investment Advisor, provided that any such reimbursements made by a Fund to the Investment Advisor will not cause the Fund's expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the date on which the expense was incurred.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

                             THE SIERRA CLUB FUNDS

                           Sierra Club Balanced Fund
                            Sierra Club Stock Fund

                       Supplement dated January 29, 2004

                     (to the Prospectus dated May 1, 2003)

   Effective January 26, 2004 the following information replaces the information found under the heading "Annual Fund Operating Expenses" on pages 5 and 6 of the Prospectus for the Sierra Club Balanced Fund:

   Annual fund operating expenses are paid directly out of the Fund's average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from the Fund assets)
                  -------------------------------------------------
                  Management Fee/1/......................  0.94%
                  Distribution (12b-1) Fees/2, 4/........  0.25%
                  Other Expenses/3, 4/...................  1.14%
                  Total Annual Fund Operating Expenses...  2.33%
                  Fee Waiver/5/.......................... (0.64)%
                  Net Expenses...........................  1.69%

--------
1 The Investment Advisor has agreed to pay the Sierra Club a royalty fee equal to 12% to 20% of the Investment Advisor's management fee on a graduated scale.

2 The Fund's shareholders have adopted a Distribution Plan of which up to 0.25% of the Fund's average daily net assets may be used to pay distribution fees.

3 The Fund has adopted a Shareholder Servicing Plan of which up to 0.10% of the Fund's daily net assets could be used to pay shareholder servicing fees.

4 The expenses are based on estimated amounts for the fiscal year ended December 31, 2003.

5 The Fund's Investment Advisor has contractually agreed to waive a portion of its fees until January 1, 2005 in amounts necessary to limit the Fund's operating expenses to 1.69% of average daily net assets. For the three years following the date on which the expense was incurred the Investment Advisor is entitled to a reimbursement from the Fund of any fees waived under this arrangement if such reimbursement does not cause the Fund to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

Example

   This example is intended to help you compare the costs of investing in the Sierra Club Balanced Fund with the costs of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Sierra Club Balanced Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year. $172
                                  3 Years $666


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

   Effective January 29, 2004 the following table replaces the Average Annual Total Returns table found under the heading "Performance History" on pages 9 and 10 of the Prospectus for the Sierra Club Stock Fund:

                Average Annual Total Returns                            Since Inception
          (For the periods ended December 31, 2002)             1 Year     (10/1/98)
          -----------------------------------------            ------   ---------------
Sierra Club Stock Fund/1/
Return Before Taxes........................................... (23.74)%      (2.07)%
Return After Taxes on Distributions/2/........................ (23.74)%      (3.04)%
Return After Taxes on Distributions and Sale of Fund Shares/2/ (14.58)%      (1.71)%
S&P 500(R) Index/3/........................................... (23.37)%      (3.35)%
S&P 500(R) Index/4/........................................... (22.10)%      (2.04)%

--------
1 New York Life Investment Management LLC and Harris Bretall Sullivan & Smith L.L.C. have been the Fund's sub-advisors since January 1, 2003. Prior to that time the Fund was managed by a different sub-advisor and was not subject to the Sierra Club's environmental and social evaluation process.

2 After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3 The S&P 500(R) Index is an unmanaged index of the 500 largest stocks in market capitalization in the U.S. Investors cannot invest directly in the index. Index figures do not reflect any deduction for fees, expenses or taxes. The Index is not adjusted to reflect reinvestment of dividends.

4 The Fund has changed its primary index from the S&P(R) 500 Index (not adjusted to reflect reinvestment of dividends) to the S&P(R) 500 Index (adjusted to reflect reinvestment of dividends). It is expected to be a better benchmark comparison for the Fund's performance.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

   Effective January 26, 2004 the following information replaces the information found under the heading "Annual Fund Operating Expenses" on pages 11 and 12 of the Prospectus for the Sierra Club Stock Fund:

   Annual fund operating expenses are paid directly out of the Fund's average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from the Fund assets)
                  -------------------------------------------------
                  Management Fee/1, 2/...................  1.00%
                  Distribution (12b-1) Fees/3/...........  0.12%
                  Other Expenses/4/......................  6.02%
                  Total Annual Fund Operating Expenses...  7.14%
                  Fee Waiver/5/.......................... (5.45)%
                  Net Expenses...........................  1.69%

--------
1 The Investment Advisor has agreed to pay the Sierra Club a royalty fee equal to 12% to 20% of the Investment Advisor's management fee on a graduated scale.

2  Reflects the restatement of current fees at 1.00% as of January 1, 2003.

3 The Fund's shareholders have adopted a Distribution Plan of which up to 0.25% of the Fund's average daily net assets may be used to pay distribution fees.

4 The Fund has adopted a Shareholder Servicing Plan of which up to 0.10% of the Fund's average daily net assets could be used to pay shareholder servicing fees.

5 The Fund's Investment Advisor has contractually agreed to waive a portion of its fees until January 1, 2005 in amounts necessary to limit the Fund's operating expenses to 1.69% of average daily net assets. For the three years following the date on which the expense was incurred the Investment Advisor is entitled to a reimbursement from the Fund of any fees waived under this arrangement if such reimbursement does not cause the Fund to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

Example

   This example is intended to help you compare the costs of investing in the Sierra Club Stock Fund with the costs of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Sierra Club Stock Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year.. $  172
                                3 Years. $1,616
                                5 Years. $2,998
                                10 Years $6,204


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

                             THE SIERRA CLUB FUNDS

                           Sierra Club Balanced Fund
                            Sierra Club Stock Fund

                       Supplement dated January 29, 2004

        (to the Statement of Additional Information dated May 1, 2003)

   Effective January 26, 2004 the following information replaces the corresponding paragraph on page 12 of the Statement of Additional Information:

   As described in the Prospectus, the Investment Advisor has contractually agreed to limit the total expenses of each Fund (exclusive of brokerage costs, interest, taxes, dividend and extraordinary expenses) to an annual rate of 1.69% for each Fund. Pursuant to this agreement, the Fund will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Investment Advisor, provided that any such reimbursements made by the Fund to the Investment Advisor will not cause the Fund's expense limitation to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the date on which the expense was incurred.


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE